Interest and Other Financing Expense	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Interest and Other Financing Expense	Interest and Other Financing Expense

	2020	2019	2018
Interest and other financing expense:
Long-term debt	$785	$895	$867
Lease liabilities (1)	67	70	—
Less: amounts capitalized on qualifying assets	(24)	(53)	(69)
Total interest and other financing expense	828	912	798
Total interest income	(72)	(76)	(59)
Net interest and other financing expense	$756	$836	$739
(1) The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach.